TRADE PAYABLES AND OTHER - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 14
Deferred revenue related to contract liabilities	€ 25